Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Summary of Plan's Funded Status

The following is a summary of the plan’s funded status as of December 31:

(dollars in thousands)	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$4,783	$4,645
Interest cost	191	196
Actuarial (gain) loss	637	227
Benefits paid	(380)	(306)
Settlement (gain) loss	(8)	21

Benefit obligation at end of year	5,223	4,783

Change in plan assets
Fair value of plan assets at beginning of year	7,894	7,722
Actual return on plan assets	999	478
Benefits paid	(380)	(306)

Fair value of plan assets at end of year	8,513	7,894

Funded status at the end of the year	$3,290	$3,111

Amounts Recognized in Balance Sheet

(dollars in thousands)	2017	2016
Amounts recognized in the Balance Sheet
Plan benefit cost	$4,539	$4,292
Unrecognized net actuarial loss	(1,249)	(1,181)

Amount recognized in other assets	$3,290	$3,111

Amounts Recognized in Accumulated Comprehensive Income (Loss)
Amounts recognized in accumulated comprehensive income (loss)
Unrecognized net actuarial loss	$(1,249)	$(1,181)

Deferred taxes	262	401

Amount recognized in accumulated comprehensive income (loss), net	$(987)	$(780)

Prepaid Benefit Detail
Prepaid benefit detail
Benefit obligation	$(5,223)	$(4,783)
Fair value of assets	8,513	7,894
Unrecognized net actuarial loss	1,249	1,181

Prepaid benefit cost	4,539	4,292

Components of Net Periodic Pension Cost
Components of net periodic pension cost
Interest cost	$191	$196
Expected return on plan assets	(552)	(558)
Recognized net loss due to settlement	86	57
Recognized net actuarial loss	28	10

Net periodic benefit expense	(247)	(295)

Summary of Plan, Additional Disclosure Information
Additional disclosure information
Accumulated benefit obligation	$5,223	$4,783
Vested benefit obligation	$5,223	$4,783
Discount rate used for net periodic pension cost	4.00%	4.25%
Discount rate used for disclosure	3.50%	4.00%
Expected return on plan assets	7.00%	7.25%
Rate of compensation increase	N/A	N/A
Average remaining service (years)	13	14

Fair Values of Pension Plan Assets, by Asset Category

Using the same fair value hierarchy described in Note 11, the fair values of the Company’s pension plan assets, by asset category, are as follows:

(dollars in thousands)

	Total	Level 1	Level 2	Level 3
December 31, 2017
Cash equivalents and short term investments	$0	$0	$0	$0
Mutual funds – equities	4,368	4,368	0	0
Mutual funds – fixed income	4,145	4,145	0	0

Total assets at fair value	$8,513	$8,513	$0	$0

December 31, 2016
Cash equivalents and short term investments	$—	$—	$—	$—
Mutual funds – equities	3,969	3,969	—	—
Mutual funds – fixed income	3,925	3,925	—	—

Total assets at fair value	$7,894	$7,894	$—	$—

Estimated Future Benefit Payments	Estimated Future Benefit Payments

(dollars in thousands)	Pension Benefits
2018	$568
2019	49
2020	16
2021	123
2022	225
2023 – 2027	2,689

$3,670

Pension Plan's Weighted-Average Asset Allocations, by Asset Category

The pension plan’s weighted-average asset allocations at December 31, 2017 and 2016, by asset category are as follows:

	2017	2016
Mutual funds – fixed income	49%	50%
Mutual funds – equity	51%	50%
Cash and equivalents	0%	0%

Total	100%	100%

Funded Status (Market Value of Plan Assets Divided by Funding Target) as of July 1	Funded Status (market value of plan assets divided by funding target) as of July 1,

	2017	2016
	Valuation	Valuation
Source	Report	Report
Bank of Floyd Plan	108.63%	109.78%